Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like equity awards.
Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material non-public information by us, which would require disclosure under Item 402(x) of Regulation S-K. In the event we determine to grant new awards of stock options or similar equity awards in the future, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing. We have not timed the release of material non-public information for purposes of affecting the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not currently grant new awards of stock options, stock appreciation rights, or similar option-like equity awards.
Accordingly, we have no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material non-public information by us, which would require disclosure under Item 402(x) of Regulation S-K. In the event we determine to grant new awards of stock options or similar equity awards in the future, the Compensation Committee will evaluate the appropriate steps to take in relation to the foregoing. We have not timed the release of material non-public information for purposes of affecting the value of executive compensation.